Pension and Other Employee Benefit Plans (Summary of Components of Net Periodic Benefit Cost of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 21,643	¥ 22,219
Interest costs on projected benefit obligations	3,609	2,716
Expected return on plan assets	(17,353)	(17,860)
Amortization of prior service benefits	102	(97)
Amortization of net actuarial loss (gain)	214	385
Special termination benefits	2,128	1,744
Net periodic benefit cost	¥ 10,343	¥ 9,107